Note 6 - Business Combinations (Detail)	12 Months Ended						1 Months Ended		12 Months Ended								1 Months Ended									1 Months Ended				1 Months Ended
	Dec. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Jun. 10, 2010 USD ($)	Mar. 16, 2010 USD ($)	Jan. 13, 2010 USD ($)		Jun. 30, 2011 Decrease Due to Payment [Member] Acquisition Of Letang By Wei Lan [Member] USD ($)	Jun. 30, 2011 Decrease Due to Payment [Member] Acquisition Of Letang By Wei Lan [Member] CNY	Dec. 31, 2011 Decrease Due to Reversal of Payable Due to Missed Stipulated Target [Member] Acquisition Of Letang By Wei Lan [Member] USD ($)	Dec. 31, 2011 Decrease Due to Reversal of Payable Due to Missed Stipulated Target [Member] Acquisition Of Letang By Wei Lan [Member] CNY	Jun. 10, 2010 First Payment [Member] Acquisition of PT Linktone - Conversion of Mandatory Convertible Bond [Member] USD ($)	Aug. 30, 2011 Second Payment [Member] Acquisition of PT Linktone - Conversion of Mandatory Convertible Bond [Member] USD ($)	Jun. 30, 2010 Percentage Owned By The Company's Chairman of the Board and CEO Prior to Acquisition [Member] GLD Investment Pte Ltd [Member]	Jun. 30, 2010 Percentage Owned By PTGLD Prior to Acquisition [Member] GLD Investment Pte Ltd [Member]	Jun. 30, 2010 Shares Subscribed to the Company by InnoForm [Member] USD ($)	Jun. 30, 2010 Shares Subscribed to the Company by InnoForm [Member] SGD	Jun. 30, 2010 Interest in InnoForm Subsequent to Subscription [Member] USD ($)	Jun. 30, 2010 Interest in InnoForm Subsequent to Subscription [Member] SGD	Jun. 30, 2010 Shares Subscribed to InnoForm By GLD Investment Pte Ltd [Member] USD ($)	Jun. 30, 2010 Shares Subscribed to InnoForm By GLD Investment Pte Ltd [Member] SGD	Jan. 13, 2010 Acquisition Of Letang By Wei Lan [Member] USD ($)	Jan. 13, 2010 Acquisition Of Letang By Wei Lan [Member] CNY	Mar. 16, 2010 Acquisition of InnoForm by the Group [Member] USD ($)	Mar. 16, 2010 Acquisition of InnoForm by the Group [Member] SGD	Mar. 16, 2010 Acquisition of InnoForm by MNC International Middle East Limited [Member]	Sep. 30, 2010 Acquisition of PT Linktone - Conversion of Mandatory Convertible Bond [Member]	Jun. 10, 2010 Acquisition of PT Linktone - Conversion of Mandatory Convertible Bond [Member] USD ($)	Jun. 30, 2010 Acquisition of GLD Investment Pte Ltd By InnoForm [Member] USD ($)	Jun. 30, 2010 Acquisition of GLD Investment Pte Ltd By InnoForm [Member] SGD	Jun. 30, 2010 Interest in GLD Subsequent to Acquisition and Subscription [Member]	May 01, 2012 Acquisition of Okezone.com By PT Linktone [Member] USD ($)	May 01, 2012 Acquisition of Okezone.com By PT Linktone [Member] IDR
Business Acquisition, Percentage of Voting Interests Acquired																					50.01%	50.01%	50.00%	50.00%	25.00%			90.00%	90.00%
Business Acquisition, Cost of Acquired Entity, Purchase Price (in Yuan Renminbi)		$ 9,311,238	$ 13,168,568	$ 4,737,880	$ 6,809,951																$ 6,800,000	46,500,000
Business Acquisition, Cost of Acquired Entity, Purchase Price		9,311,238	13,168,568	4,737,880	6,809,951																6,800,000	46,500,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability (in Yuan Renminbi)	1,618,816						(2,100,000)	(13,800,000)	(1,600,000)	(10,200,000)
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	1,618,816						(2,100,000)	(13,800,000)	(1,600,000)	(10,200,000)
Business Acquisition, Cost of Acquired Entity, Cash Paid (in Dollars)					3,295,115	[1]																	4,700,000	6,500,000				65,601	90,000		500,000	4,500,000,000
Business Acquisition, Cost of Acquired Entity, Cash Paid					3,295,115	[1]																	4,700,000	6,500,000				65,601	90,000		500,000	4,500,000,000
Common Stock, Shares Subscribed but Unissued (in Shares)															1,002,308	1,002,308			686,470	686,470
Common Stock, Value, Subscriptions (in Dollars)															9,300,000	13,000,000			9,300,000	12,940,000
Common Stock, Value, Subscriptions															9,300,000	13,000,000			9,300,000	12,940,000
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions																	75.00%	75.00%								51.00%				98.70%
Adjustments to Additional Paid in Capital, Reallocation of Noncontrolling Interest (in Dollars)																	498,655	684,119
Adjustments to Additional Paid in Capital, Reallocation of Noncontrolling Interest																	498,655	684,119
Mandatory Convertible Bond, Purchase Price											8,600,000	4,600,000															13,200,000
Mandatory Convertible Bond, Purchase Price Percentage											65.00%	35.00%
Equity Ownership Percentage													10.00%	90.00%
Business Acquisition, Purchase Price Allocation, Assets Acquired (in Rupiahs)			11,842,217	19,550,685	3,280,869																										200,000	1,700,000,000
Business Acquisition, Purchase Price Allocation, Assets Acquired			$ 11,842,217	$ 19,550,685	$ 3,280,869																										$ 200,000	1,700,000,000

[1]	The cash consideration was paid in January 2010.